CONTINGENT LIABILITIES, GUARANTEES, COMMITMENTS AND CHARGES (Narrative) (Details) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 02, 2024 CAD ($)	Nov. 19, 2021 CAD ($)	Nov. 19, 2021 EUR (€)	Sep. 29, 2020 ILS (₪)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 CAD ($)	Aug. 19, 2019 ILS (₪)
Disclosure of contingent liabilities [abstract]
Amount of personal suit | ₪								₪ 15,585
Estimated total amount of class action suit | ₪								₪ 685,740,000
Amount of expenses paid by applicant | ₪				₪ 750
Test kits purchased | €			€ 947,563
Total amount Clongene COVID-19 tests		$ 380,400
Total amount of placed an order Uniclaro GmbH		$ 4,300
Amount of payment claim against partial delivery | €			€ 941,897.2
Control of focus fine	$ 129,000
Purchase price for Covid-19 rapid tests					$ 300,000		$ 300,000
Covid-19 rapid tests, total amount					$ 1,540	€ 1,046,010